Provisions	12 Months Ended
Dec. 31, 2021
Provisions

Note	34 | Provisions

	Non-current liabilities	Current liabilities
	Contingencies
At 12.31.20	3,668	540

Increases	1,832	519
Decreases	-	(301)
Result from exposure to inflation for the year	(1,519)	(221)
At 12.31.21	3,981	537

At 12.31.19	4,237	439
Increases	1,097	246
Decreases	(158)	(18)
Recovery	(313)	-
Result from exposure to inflation for the year	(1,195)	(127)
At 12.31.20	3,668	540